Organization and nature of business (Tables)	6 Months Ended
Mar. 31, 2026
Organization and nature of business
Schedule of major subsidiaries
	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
CN Energy	November 23, 2018	British Virgin Islands	Parent	Holding company
MZ HK	December 6, 2018	Hong Kong, China	100%	Holding company
Ewforest	November 29, 2024	Hong Kong, China	100%	Holding company
CN Energy USA Inc.	March 31, 2022	Delaware, U.S.A	100%	Inactive
Pathenbot	June 12, 2025	California, U.S.A.	100%	Active
MZ Pintai	January 22, 2019	Zhejiang, China	100%	Holding company
Zhejiang New Material	May 24, 2021	Zhejiang, China	100%	Produce and sell Activated Carbon
Zhoushan Xinyue	April 8, 2022	Zhejiang, China	100%	Trading
Tanmulai	July 2, 2025	Zhejiang, China	100%	Trading
CNEY Holdings LLC	October 22, 2025	Utah, U.S.A.	100%	Holding company
CNEY Canada Inc.	March 2, 2026	Alberta, Canada	100%	Holding company
Blessing Logistics Ltd.	May 11, 2015	Alberta, Canada	100%	Trading